CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2020	Aug. 27, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Comprehensive loss:
Net income (loss)			$ 41,740,801		$ (8,823,514)		$ (53,585,867)	$ (16,497,280)			$ (25,340,816)	$ (14,682,592)	$ (72,459,185)		$ (14,682,592)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Comprehensive loss:
Net income (loss)	$ (849,205,000)	$ (37,405,000)		$ (433,903,000)		$ (93,722,000)			$ 2,764,012,000	$ 2,764,012,000				$ (849,205,000)		$ (399,839,000)
Other comprehensive loss - Foreign currency adjustment, net of tax		(228,000)		(629,000)		(682,000)				(2,268,000)				784,000		957,000
Comprehensive loss		$ (37,633,000)		$ (434,532,000)		$ (94,404,000)				$ 2,761,744,000				$ (848,421,000)		$ (398,882,000)